Stock-Based Compensation - 2020 Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Oct. 07, 2020
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of market value of share of common stock at closing on the date of the grant	100.00%
Vesting term	4 years
Options to purchase common stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	7 years
Options to purchase common stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	10 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	756,554	1,636,000
2020 Plan | Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	$ 6.6
Weighted-average period	2 years 9 months 18 days
2020 Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	$ 2.5
Weighted-average period	2 years 3 months 18 days
2020 Plan | Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	3 years
2020 Plan | Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years